091-09332-fn

For Internal Use Only
Sec File No. 9-

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2010 JUL 27 PM 4:30
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Submit 1 Original
and 4 copies

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10047966

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
First Trust Advisors

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:

FBT: AMEX Biotechnology Index ; FCG: ISE-Revere Natural Gas Index; FDN: Dow Jones Internet Index; FIW: ISE Water Index; FRI: S&P REIT Composite Index; FXD: StrataQuant Consumer Discretionary Index; FXG: StrataQuant Consumer Staples Index; FXH: StrataQuant Health Care Index; FXL: StrataQuant Technology Index; FXN: StrataQuant Energy Index; FXO: StrataQuant Financial Index; FXR: StrataQuant Industrials Index; FXU: StrataQuant Utilities Index; FXZ: StrataQuant Materials Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 14 indexes referred to in item 4 above are Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
FBT, FCG, FDN, FIW, FRI, FXD, FXG, FXH, FXL, FXN, FXO, FXR, FXU, FXZ,

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

FBT: AMEX, ARCA, NASDAQ, NYSE; FCG: AMEX, ARCA, NASDAQ, NYSE; FDN: AMEX, ARCA, NASDAQ, NYSE; FIW: AMEX, ARCA, NASDAQ, NYSE; FRI: AMEX, ARCA, NASDAQ, NYSE; FXD: AMEX, ARCA, NASDAQ, NYSE; FXG: AMEX, ARCA, NASDAQ, NYSE; FXH: AMEX, ARCA, NASDAQ, NYSE; FXL: AMEX, ARCA, NASDAQ, NYSE; FXN: AMEX, ARCA, NASDAQ, NYSE; FXO: AMEX, ARCA, NASDAQ, NYSE; FXR: AMEX, ARCA, NASDAQ, NYSE; FXU: AMEX, ARCA, NASDAQ, NYSE; FXZ: AMEX, ARCA, NASDAQ, NYSE

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	Eric W Hess
Date:	**26-Jul-10**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 27 2010

RECEIVED
2010 JUL 27 PM 4:25
SEC / TM

DirectEdge

July 26, 2010

Ms. Gail S. Jackson
Paralegal Specialist
U.S. Securities and Exchange Commission
Division of Trading and Markets
100 F Street, NE – Room 6628
Washington, DC 20549

Dear Ms. Jackson:

Enclosed please find 19-b4(e) filings for EDGX Exchange, Inc. and four copies, as requested. Should you have any questions about the documents enclosed, please contact Rebecca Taveirne at 201-942-8284.

Thank you very much.

Edgar Ortega
Legal Assistant

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 27 2010